UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2006 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND

Portfolio of Investments (unaudited)	March 31, 2006

COMMON STOCKS: 93.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 19.6%
AUTOMOBILES & COMPONENTS: 0.5%
Honda Motor Co., Ltd. ADR(b) (Japan)	8,146,800	$252,224,928

CONSUMER DURABLES & APPAREL: 6.3%
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	62,940,700	1,393,507,098
Sony Corp. ADR(b) (Japan)	36,255,200	1,670,277,064
Thomson ADR(b) (France)	6,584,000	129,507,280
VF Corp.	3,457,200	196,714,680
Whirlpool Corp.(c)	1,858,957	170,038,797

		3,560,044,919
CONSUMER SERVICES: 2.2%
McDonald’s Corp.	36,718,900	1,261,661,404

MEDIA: 8.6%
Comcast Corp. Class A(a)	60,398,130	1,580,015,081
Discovery Holdings Co. Series A(a)	2,679,220	40,188,300
Interpublic Group of Companies, Inc.(a)	17,597,800	168,234,968
Liberty Media Corp. Series A(a)	33,399,600	274,210,716
News Corp. Class A	91,265,238	1,515,915,603
Time Warner, Inc.	76,800,400	1,289,478,716

		4,868,043,384
RETAILING: 2.0%
Dillard’s, Inc. Class A(c)	3,337,233	86,901,547
Federated Department Stores, Inc.	5,556,973	405,659,029
Gap, Inc.	13,344,900	249,282,732
Genuine Parts Co.(c)	8,926,300	391,239,729

		1,133,083,037

		11,075,057,672
CONSUMER STAPLES: 4.1%
FOOD & STAPLES RETAILING: 2.1%
Wal-Mart Stores, Inc.	25,638,900	1,211,181,636

FOOD, BEVERAGE & TOBACCO: 1.6%
Unilever NV(b) (Netherlands)	12,675,300	877,384,266

HOUSEHOLD & PERSONAL PRODUCTS: 0.4%
Avon Products, Inc.	7,213,600	224,847,912

		2,313,413,814
ENERGY: 8.9%
Amerada Hess Corp.	2,699,400	384,394,560
Baker Hughes, Inc.	9,687,850	662,648,940
Chevron Corp.	21,688,305	1,257,271,041
ConocoPhillips	11,452,100	723,200,115
Exxon Mobil Corp.	7,588,900	461,860,454
Occidental Petroleum Corp.	5,137,200	475,961,580
Royal Dutch Shell PLC ADR(b) (United Kingdom)	10,407,864	678,072,339
Schlumberger, Ltd.	3,160,600	400,037,142

		5,043,446,171

	SHARES	VALUE
FINANCIALS: 15.9%
BANKS: 3.6%
Golden West Financial Corp.	8,871,200	$602,354,480
Wachovia Corp.	18,149,200	1,017,262,660
Wells Fargo & Co.	6,028,000	385,008,360

		2,004,625,500
DIVERSIFIED FINANCIALS: 3.7%
Capital One Financial Corp.	11,992,500	965,636,100
CIT Group, Inc.	1,834,500	98,182,440
Citigroup, Inc.	21,959,800	1,037,161,354

		2,100,979,894
INSURANCE: 6.7%
Aegon NV(b) (Netherlands)	34,471,146	635,303,221
Chubb Corp.	5,721,050	546,017,012
Genworth Financial, Inc. Class A	8,842,000	295,588,060
Loews Corp.	7,495,800	758,574,960
MBIA, Inc.	1,761,600	105,925,008
Safeco Corp.	5,243,000	263,251,030
St. Paul Travelers Companies, Inc.	22,736,350	950,152,066
UnumProvident Corp.	11,712,700	239,876,096

		3,794,687,453
REAL ESTATE: 1.9%
Equity Office Properties Trust(c)	23,332,200	783,495,276
Equity Residential Properties Trust	6,150,200	287,767,858

		1,071,263,134

		8,971,555,981
HEALTH CARE: 15.3%
HEALTH CARE EQUIPMENT & SERVICES: 7.1%
Becton, Dickinson & Co.	4,209,350	259,211,773
Cardinal Health, Inc.	20,444,350	1,523,512,962
HCA, Inc.(c)	20,475,800	937,586,882
Health Management Associates, Inc.	4,845,400	104,515,278
Thermo Electron Corp.(a),(c)	8,906,800	330,353,212
WellPoint, Inc.(a)	11,576,200	896,345,166

		4,051,525,273
PHARMACEUTICALS & BIOTECHNOLOGY: 8.2%
Bristol-Myers Squibb Co.	12,780,150	314,519,492
GlaxoSmithKline PLC ADR(b) (United Kingdom)	13,158,300	688,310,673
Pfizer, Inc.	51,884,325	1,292,957,379
Sanofi-Aventis ADR(b) (France)	25,879,800	1,227,996,510
Schering-Plough Corp.	30,442,000	578,093,580
Wyeth	10,835,400	525,733,608

		4,627,611,242

		8,679,136,515

Portfolio of Investments (unaudited)	March 31, 2006

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 7.7%
CAPITAL GOODS: 2.4%
AB Volvo ADR(b) (Sweden)	3,349,900	$156,172,338
American Power Conversion Corp.	6,954,252	160,712,764
Masco Corp.	11,101,500	360,687,735
Tyco International, Ltd.	25,606,700	688,308,096

		1,365,880,933
COMMERCIAL SERVICES & SUPPLIES: 0.5%
Pitney Bowes, Inc.	6,793,850	291,659,981

TRANSPORTATION: 4.8%
FedEx Corp.	11,551,800	1,304,660,292
Union Pacific Corp.(c)	14,815,250	1,383,003,587

		2,687,663,879

		4,345,204,793
INFORMATION TECHNOLOGY: 13.5%
SOFTWARE & SERVICES: 3.8%
BMC Software, Inc.(a),(c)	15,440,000	334,430,400
Computer Sciences Corp.(a),(c)	12,853,900	714,034,145
Compuware Corp.(a),(c)	19,297,600	151,100,208
Electronic Data Systems Corp.(c)	34,697,300	930,928,559

		2,130,493,312
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.7%
Avaya, Inc.(a),(c)	31,552,500	356,543,250
Hewlett-Packard Co.	65,824,063	2,165,611,673
Hitachi, Ltd. ADR(b) (Japan)	4,298,800	304,398,028
Lexmark International, Inc.(a)	140,400	6,371,352
Motorola, Inc.	29,326,200	671,863,242
NCR Corp.(a)	7,401,000	309,287,790
Sun Microsystems, Inc.(a)	139,300,000	714,609,000
Xerox Corp.(a),(c)	64,118,600	974,602,720

		5,503,287,055

		7,633,780,367
MATERIALS: 5.5%
Akzo Nobel NV ADR(b),(c) (Netherlands)	12,802,723	675,343,638
Alcoa, Inc.	7,858,583	240,158,297
Dow Chemical Co.	25,979,914	1,054,784,508
Engelhard Corp.(c)	8,265,600	327,400,416
International Paper Co.	6,920,900	239,255,513
Nova Chemicals Corp.(b),(c) (Canada)	4,737,970	135,032,145
Rohm and Haas Co.	8,563,600	418,503,132

		3,090,477,649

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 1.0%
Vodafone Group PLC ADR(b) (United Kingdom)	27,876,300	$582,614,670

		582,614,670
UTILITIES: 1.6%
Duke Energy Corp.	23,845,700	695,102,155
FirstEnergy Corp.	4,472,700	218,715,030

		913,817,185

TOTAL COMMON STOCKS (Cost $38,675,875,115)		52,648,504,817

SHORT-TERM INVESTMENTS: 6.9%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$283,951,085	$283,951,085
State Street Repurchase Agreement 4.05%, 4/3/06, maturity value $2,015,922,144 (collateralized by U.S. Treasury Securities, value $2,055,553,559, 0.00%-4.625%, 5/15/06-3/31/08)	2,015,242,000	2,015,242,000
U.S. Treasury Bills
4/13/06	300,000,000	299,603,625
4/20/06	250,000,000	249,447,813
4/27/06	300,000,000	299,005,500
5/11/06	350,000,000	348,284,166
5/25/06	200,000,000	198,657,500
6/1/06	200,000,000	198,471,611

TOTAL SHORT-TERM INVESTMENTS (Cost $3,892,663,300)		3,892,663,300

TOTAL INVESTMENTS (Cost $42,568,538,415)	100.0%	56,541,168,117
OTHER ASSETS LESS LIABILITIES	0.0%	7,715,807

TOTAL NET ASSETS	100.0%	$56,548,883,924

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

ADR: American Depository Receipt

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $13,972,629,702, of which $14,206,901,500 represented appreciated securities and $234,271,798 represented depreciated securities.

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned at least 5% of the company’s voting securities during the three-month period ended March 31, 2006. Transactions during the period in securities of affiliated companies were as follows:

	Shares at December 31, 2005	Additions	Reductions	Shares at March 31, 2006	Dividend Income(a)		Value at March 31, 2006
Avaya, Inc.	31,552,500	—	—	31,552,500	$—	(b)	$356,543,250

Akzo Nobel NV ADR (Netherlands)	16,294,523		(3,491,800)	12,802,723	—		—	(c)

BMC Software, Inc.	15,440,000	—	—	15,440,000	—	(b)	334,430,400

Computer Sciences Corp.	12,853,900	—	—	12,853,900	—	(b)	714,034,145

Compuware Corp.	19,297,600	—	—	19,297,600	—	(b)	151,100,208

Dillard’s, Inc. Class A	5,161,600		(1,824,367)	3,337,233	138,245		—	(c)

Electronic Data Systems Corp.	34,697,300	—	—	34,697,300	1,734,865		930,928,559

Engelhard Corp.	8,265,600	—	—	8,265,600	991,872		327,400,416

Equity Office Properties Trust	23,332,200	—	—	23,332,200	7,699,626		783,495,276

Fluor Corp.	4,362,050		(4,362,050)	—	—		—	(c)

Genuine Parts Co.	8,926,300	—	—	8,926,300	3,012,626		391,239,729

HCA, Inc.	20,475,800	—	—	20,475,800	3,071,370		937,586,882

Nova Chemicals Corp. (Canada)	4,737,970	—	—	4,737,970	350,777		135,032,145

Thermo Electron Corp.	8,906,800	—	—	8,906,800	—	(b)	330,353,212

Union Pacific Corp.	14,815,250	—	—	14,815,250	4,444,575		1,383,003,587

Whirlpool Corp.	3,558,750		(1,699,793)	1,858,957	1,530,263		—	(c)

Xerox Corp.	64,118,600	—	—	64,118,600	—	(b)	974,602,720

					$22,974,219		$7,749,750,529

(a)	Net of foreign taxes, if any

(b)	Non-income producing

(c)	Company was not an affiliate at the end of the period

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX INTERNATIONAL STOCK FUND

Portfolio of Investments (unaudited)	March 31, 2006

COMMON STOCKS: 91.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 18.8%
AUTOMOBILES & COMPONENTS: 2.3%
Honda Motor Co., Ltd. ADR(b) (Japan)	13,430,800	$415,817,568

CONSUMER DURABLES & APPAREL: 10.9%
AB Electrolux Series B (Sweden)	7,483,100	214,736,194
Consorcio Ara SA de CV(c) (Mexico)	20,679,800	92,169,945
Corporacion Geo SA de CV Series B(a),(c) (Mexico)	42,105,400	160,578,409
Matsushita Electric Industrial Co., Ltd. (Japan)	20,791,000	461,924,087
Sony Corp. (Japan)	10,151,600	470,061,342
Thomson(c) (France)	13,868,792	273,784,208
Yamaha Corp.(c) (Japan)	18,851,000	333,135,769

		2,006,389,954
CONSUMER SERVICES: 0.7%
Elior(c),(d) (France)	8,265,959	134,229,113

MEDIA: 4.9%
Grupo Television SA de CV ADR(b) (Mexico)	9,712,400	193,276,760
News Corp. Class A (United States)	34,773,192	577,582,719
VNU NV (Netherlands)	4,080,334	132,667,658

		903,527,137

		3,459,963,772
CONSUMER STAPLES: 6.1%
FOOD, BEVERAGE & TOBACCO: 5.6%
Cott Corp.(a),(b) (Canada)	1,134,200	14,608,496
Fomento Economico Mexicano SA de CV ADR(b) (Mexico)	2,714,058	248,770,556
Nestle SA (Switzerland)	1,061,000	314,967,208
Tesco PLC (United Kingdom)	50,914,379	291,913,364
Tiger Brands, Ltd. (South Africa)	295,111	8,323,705
Unilever NV(b) (Netherlands)	2,183,900	151,169,558

		1,029,752,887
HOUSEHOLD & PERSONAL PRODUCTS: 0.5%
Aderans Co.(c) (Japan)	2,733,200	80,347,255
Avon Products, Inc. (United States)	550,000	17,143,500

		97,490,755

		1,127,243,642
ENERGY: 6.7%
Norsk Hydro ASA ADR(b) (Norway)	2,186,500	302,480,410
Royal Dutch Shell PLC ADR(b) (United Kingdom)	6,185,000	385,078,100
Schlumberger, Ltd. (United States)	2,450,000	310,096,500
Total SA (France)	925,500	244,165,066

		1,241,820,076
FINANCIALS: 18.3%
BANKS: 14.4%
Banco Santander Central Hispano SA (Spain)	15,920,000	232,476,354
DBS Group Holdings, Ltd. (Singapore)	41,142,000	415,022,805
Grupo Financiero Banorte SA (Mexico)	36,750,000	87,469,846
Kasikornbank PLC Foreign (Thailand)	51,743,400	91,174,866

	SHARES	VALUE
Kasikornbank PLC NVDR (Thailand)	60,787,500	$103,201,929
Kookmin Bank ADR(b) (South Korea)	1,947,900	166,584,408
Mitsubishi UFJ Financial Group ADR(b) (Japan)	30,714,400	467,166,024
Royal Bank of Scotland Group PLC (United Kingdom)	14,850,972	483,272,679
Shinsei Bank, Ltd. (Japan)	54,453,000	381,217,264
Standard Bank Group, Ltd. (South Africa)	11,096,234	152,617,086
Standard Chartered PLC (United Kingdom)	2,555,000	63,567,263

		2,643,770,524
DIVERSIFIED FINANCIALS: 1.6%
Credit Suisse Group (Switzerland)	5,295,000	297,111,380

INSURANCE: 2.3%
Aegon NV (Netherlands)	9,869,999	182,643,752
Converium Holdings AG(a),(c) (Switzerland)	8,918,646	111,170,941
Swiss Life Holding (Switzerland)	650,000	136,117,823

		429,932,516

		3,370,814,420
HEALTH CARE: 8.1%
HEALTH CARE EQUIPMENT & SERVICES: 2.0%
Fresenius Medical Care AG & Co. KGAA (Germany)	1,892,275	226,104,831
Mediceo Paltac Holdings Co., Ltd. (Japan)	8,459,700	136,850,202

		362,955,033
PHARMACEUTICALS & BIOTECHNOLOGY: 6.1%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	8,727,200	456,519,832
Sanofi-Aventis (France)	7,059,000	671,523,962

		1,128,043,794

		1,490,998,827
INDUSTRIALS: 9.1%
CAPITAL GOODS: 5.5%
AB Volvo Series B (Sweden)	8,011,600	374,941,029
CNH Global NV(b) (Netherlands)	2,108,520	54,357,646
Nexans SA(c) (France)	1,616,440	125,858,165
Sulzer AG(c) (Switzerland)	290,121	197,953,921
Toto, Ltd.(c) (Japan)	28,657,000	266,118,105

		1,019,228,866
TRANSPORTATION: 3.6%
Central Japan Railway Co. (Japan)	36,050	355,293,118
Grupo Aeroportuario del Pacifico ADR(a) (Mexico)	500,000	15,975,000
TNT NV (Netherlands)	8,300,000	287,367,075

		658,635,193

		1,677,864,059
INFORMATION TECHNOLOGY: 11.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.7%
Infineon Technologies AG(a) (Germany)	30,027,800	309,671,865

Portfolio of Investments (unaudited)	March 31, 2006

COMMON STOCKS (continued)

	SHARES	VALUE
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.5%
Brother Industries, Ltd.(c) (Japan)	19,244,000	$210,752,048
Canon, Inc. (Japan)	1,114,700	73,776,661
Epcos AG(a),(c) (Germany)	3,728,100	49,425,782
Hitachi, Ltd. (Japan)	64,498,000	456,472,676
LG Philips LCD Co., Ltd. ADR(a),(b) (South Korea)	7,910,600	179,570,620
Nokia Oyj (Finland)	14,712,500	304,525,046
Oce NV(c) (Netherlands)	7,318,524	132,768,172
Seiko Epson Corp.(c) (Japan)	12,427,200	343,146,984

		1,750,437,989

		2,060,109,854
MATERIALS: 9.0%
Akzo Nobel NV (Netherlands)	2,141,100	113,621,514
BASF AG (Germany)	4,000,400	313,658,004
Bayer AG (Germany)	4,472,000	179,165,060
BHP Billiton, Ltd. (Australia)	3,785,078	75,872,653
Imperial Chemical Industries PLC (United Kingdom)	22,445,762	134,930,472
Lafarge SA (France)	3,241,025	367,233,817
Lanxess AG(a) (Germany)	2,844,700	106,902,267
Makhteshim-Agan Industries, Ltd.(c) (Israel)	24,096,802	125,516,283
Nova Chemicals Corp. (Canada)	1,587,900	45,263,682
Rinker Group, Ltd. (Australia)	4,172,265	59,290,457
Yara International ASA (Norway)	8,018,710	127,555,926

		1,649,010,135
TELECOMMUNICATION SERVICES: 3.8%
KT Corp. ADR(b) (South Korea)	12,725,700	271,057,410
Vodafone Group PLC ADR(b) (United Kingdom)	20,167,500	421,500,750

		692,558,160

TOTAL COMMON STOCKS (Cost $13,851,860,436)		16,770,382,945

PREFERRED STOCKS: 3.4%
CONSUMER STAPLES: 0.3%
FOOD & STAPLES RETAILING: 0.3%
Sadia SA ADR(b) (Brazil)	1,890,600	51,254,166

		51,254,166
ENERGY: 1.7%
Petroleo Brasileiro SA ADR(b) (Brazil)	3,845,700	307,079,145

		307,079,145
FINANCIALS: 0.8%
BANKS: 0.8%
Uniao de Bancos Brasileiros SA GDR(b) (Brazil)	2,016,500	149,039,515

		149,039,515

	SHARES	VALUE
UTILITIES: 0.6%
Ultrapar Participacoes SA ADR(b) (Brazil)	6,819,785	$121,119,382

		121,119,382

TOTAL PREFERRED STOCKS (Cost $311,235,483)		628,492,208

SHORT-TERM INVESTMENTS: 4.8%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$90,996,819	$90,996,819
State Street Repurchase Agreement 4.05%, 4/3/06, maturity value $790,228,612 (collateralized by U.S. Treasury Securities, value $805,761,947, 0.00%-4.625%, 7/31/06-3/31/08)	789,962,000	789,962,000

TOTAL SHORT-TERM INVESTMENTS (Cost $880,958,819)		880,958,819

TOTAL INVESTMENTS (Cost $15,044,054,738)	99.3%	18,279,833,972
OTHER ASSETS LESS LIABILITIES	0.7%	123,729,388

TOTAL NET ASSETS	100.0%	$18,403,563,360

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities.
(d)	Since market quotation was not readily available, a fair valuation for the security was determined in accordance with procedures approved by the Fund’s Board of Trustees.

ADR: American Depository Receipt

GDR: Global Depository Receipt

NVDR: Non Voting Depository Receipt

Notes to Portfolio of Investments (unaudited)

Security valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value. Foreign securities are converted to U.S. dollars using prevailing exchange rates.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Security transactions.    Security transactions are recorded on the trade date.

Income tax matters.    At March 31, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $3,235,779,234, of which $3,389,738,975 represented appreciated securities and $153,959,741 represented depreciated securities.

Holdings of 5% voting securities.    Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned at least 5% of the company’s voting securities during the three-month period ended March 31, 2006. Transactions during the period in securities of affiliated companies were as follows:

	Shares at December 31, 2005	Additions	Reductions	Shares at March 31, 2006	Dividend Income(a)		Value at March 31, 2006
Aderans Co. (Japan)	2,733,200	—	—	2,733,200	$434,045		$80,347,255
Brother Industries, Ltd. (Japan)	19,244,000	—	—	19,244,000	1,072,452		210,752,048
Consorcio Ara SA de CV (Mexico)	20,679,800	—	—	20,679,800	—		92,169,945
Converium Holdings AG (Switzerland)	8,918,646	—	—	8,918,646	—	(b)	111,170,941
Corporacion Geo SA de CV Series B (Mexico)	42,105,400	—	—	42,105,400	—	(b)	160,578,409
Elior (France)	6,958,147	1,307,812	—	8,265,959	1,268,328		134,229,113
Epcos AG (Germany)	2,796,500	931,600	—	3,728,100	—	(b)	49,425,782
Makhteshim-Agan Industries, Ltd. (Israel)	19,300,000	4,796,802	—	24,096,802	618,467		125,516,283
Nexans SA (France)	1,616,440	—	—	1,616,440	—		125,858,165
Oce NV (Netherlands)	6,718,524	600,000	—	7,318,524	—		132,768,172
Seiko Epson Corp. (Japan)	9,254,100	3,173,100	—	12,427,200	1,573,231		343,146,984
Sulzer AG (Switzerland)	290,121	—	—	290,121	—		197,953,921
Thomson (France)	8,240,015	5,628,777	—	13,868,792	—		273,784,208
Toto, Ltd. (Japan)	15,654,000	13,003,000	—	28,657,000	1,368,883		266,118,105
Yamaha Corp. (Japan)	10,576,000	8,275,000	—	18,851,000	1,500,786		333,135,769

					$7,836,192		$2,636,955,100

(a)	Net of foreign taxes, if any (b) Non-income producing

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX BALANCED FUND

Portfolio of Investments (unaudited)	March 31, 2006

COMMON STOCKS: 62.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.2%
AUTOMOBILES & COMPONENTS: 0.4%
Honda Motor Co., Ltd. ADR(b) (Japan)	2,863,300	$88,647,768

CONSUMER DURABLES & APPAREL: 4.2%
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	18,348,200	406,229,148
Sony Corp. ADR(b) (Japan)	10,293,600	474,226,152
Thomson ADR(b) (France)	1,900,000	37,373,000
VF Corp.	1,051,700	59,841,730
Whirlpool Corp.	522,100	47,756,487

		1,025,426,517
CONSUMER SERVICES: 1.6%
McDonald’s Corp.	11,329,850	389,293,646

MEDIA: 5.5%
Comcast Corp. Class A(a)	16,681,716	436,393,691
Discovery Holdings Co. Series A(a)	853,478	12,802,170
Interpublic Group of Companies, Inc.(a)	5,233,500	50,032,260
Liberty Media Corp. Series A(a)	10,289,200	84,474,332
News Corp. Class A	25,007,900	415,381,219
Time Warner, Inc.	21,784,600	365,763,434

		1,364,847,106
RETAILING: 1.5%
Dillard’s, Inc. Class A	951,750	24,783,570
Federated Department Stores, Inc.	1,724,136	125,861,928
Gap, Inc.	4,352,800	81,310,304
Genuine Parts Co.	3,335,750	146,205,922

		378,161,724

		3,246,376,761
CONSUMER STAPLES: 2.7%
FOOD & STAPLES RETAILING: 1.3%
Wal-Mart Stores, Inc.	6,993,300	330,363,492

FOOD, BEVERAGE & TOBACCO: 1.1%
Unilever NV(b) (Netherlands)	3,890,400	269,293,488

HOUSEHOLD & PERSONAL PRODUCTS: 0.3%
Avon Products, Inc.	1,967,700	61,333,209

		660,990,189
ENERGY: 6.0%
Amerada Hess Corp.	777,000	110,644,800
Baker Hughes, Inc.	2,984,400	204,132,960
Chevron Corp.	6,036,802	349,953,412
ConocoPhillips	3,366,600	212,600,790
Exxon Mobil Corp.	2,207,100	134,324,106
Occidental Petroleum Corp.	1,462,500	135,500,625
Royal Dutch Shell PLC ADR(b) (United Kingdom)	3,116,127	203,015,674
Schlumberger, Ltd.	1,050,000	132,898,500

		1,483,070,867

	SHARES	VALUE
FINANCIALS: 10.9%
BANKS: 2.4%
Golden West Financial Corp.	3,025,700	$205,445,030
Wachovia Corp.	5,309,500	297,597,475
Wells Fargo & Co.	1,560,950	99,697,876

		602,740,381
DIVERSIFIED FINANCIALS: 2.5%
Capital One Financial Corp.	3,650,500	293,938,260
CIT Group, Inc.	554,800	29,692,896
Citigroup, Inc.	6,021,600	284,400,168

		608,031,324
INSURANCE: 4.7%
Aegon NV(b) (Netherlands)	9,863,363	181,781,780
Chubb Corp.	1,784,612	170,323,369
Genworth Financial, Inc. Class A	2,570,000	85,915,100
Loews Corp.	2,241,500	226,839,800
MBIA, Inc.	562,750	33,838,158
Safeco Corp.	1,800,200	90,388,042
St. Paul Travelers Companies, Inc.	6,652,900	278,024,691
UnumProvident Corp.	3,795,400	77,729,792

		1,144,840,732
REAL ESTATE: 1.3%
Equity Office Properties Trust	6,961,400	233,763,812
Equity Residential Properties Trust	1,751,900	81,971,401

		315,735,213

		2,671,347,650
HEALTH CARE: 10.3%
HEALTH CARE EQUIPMENT & SERVICES: 4.9%
Becton, Dickinson & Co.	1,317,900	81,156,282
Cardinal Health, Inc.	6,276,400	467,717,328
HCA, Inc.	5,903,800	270,335,002
Health Management Associates, Inc.	1,227,700	26,481,489
Thermo Electron Corp.(a)	3,335,850	123,726,676
WellPoint, Inc.(a)	3,273,000	253,428,390

		1,222,845,167
PHARMACEUTICALS & BIOTECHNOLOGY: 5.4%
Bristol-Myers Squibb Co.	3,539,650	87,110,787
GlaxoSmithKline PLC ADR(b) (United Kingdom)	3,875,400	202,722,174
Pfizer, Inc.	14,886,367	370,968,266
Sanofi-Aventis ADR(b) (France)	7,115,400	337,625,730
Schering-Plough Corp.	8,694,650	165,111,403
Wyeth	3,266,800	158,505,136

		1,322,043,496

		2,544,888,663
INDUSTRIALS: 5.0%
CAPITAL GOODS: 1.6%
AB Volvo ADR(b) (Sweden)	1,029,700	48,004,614
American Power Conversion Corp.	2,024,120	46,777,413

Portfolio of Investments (unaudited)	March 31, 2006

COMMON STOCKS (continued)

	SHARES	VALUE
Masco Corp.	3,051,000	$99,126,990
Tyco International, Ltd.	7,041,600	189,278,208

		383,187,225
COMMERCIAL SERVICES & SUPPLIES: 0.3%
Pitney Bowes, Inc.	1,862,750	79,967,858

TRANSPORTATION: 3.1%
FedEx Corp.	3,225,250	364,259,735
Union Pacific Corp.	4,273,700	398,949,895

		763,209,630

		1,226,364,713
INFORMATION TECHNOLOGY: 9.1%
SOFTWARE & SERVICES: 2.6%
BMC Software, Inc.(a)	4,525,100	98,013,666
Computer Sciences Corp.(a)	3,916,400	217,556,020
Compuware Corp.(a)	6,938,700	54,330,021
Electronic Data Systems Corp.	10,083,700	270,545,671

		640,445,378
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.5%
Avaya, Inc.(a)	9,488,250	107,217,225
Hewlett-Packard Co.	19,262,431	633,733,980
Hitachi, Ltd. ADR(b) (Japan)	1,090,000	77,182,900
Lexmark International, Inc.(a)	69,500	3,153,910
Motorola, Inc.	8,227,700	188,496,607
NCR Corp.(a)	2,231,850	93,269,011
Sun Microsystems, Inc.(a)	40,000,000	205,200,000
Xerox Corp.(a)	18,304,050	278,221,560

		1,586,475,193

		2,226,920,571
MATERIALS: 3.6%
Akzo Nobel NV ADR(b) (Netherlands)	3,527,051	186,051,940
Alcoa, Inc.	2,275,650	69,543,864
Dow Chemical Co.	6,970,259	282,992,516
Engelhard Corp.	2,354,500	93,261,745
International Paper Co.	2,372,900	82,031,153
Nova Chemicals Corp.(b) (Canada)	1,442,870	41,121,795
Rohm and Haas Co.	2,802,800	136,972,836

		891,975,849
TELECOMMUNICATION SERVICES: 0.6%
Vodafone Group PLC ADR(b) (United Kingdom)	7,300,400	152,578,360

		152,578,360
UTILITIES: 1.1%
Duke Energy Corp.	6,762,300	197,121,045
FirstEnergy Corp.	1,300,100	63,574,890

		260,695,935

TOTAL COMMON STOCKS (Cost $10,848,984,161)		15,365,209,558

FIXED-INCOME SECURITIES: 33.0%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 10.4%
U.S. TREASURY: 9.5%
U.S. Treasury Notes
2.25%, 4/30/06	$100,000,000	$99,804,700
2.375%, 8/31/06	250,000,000	247,588,000
3.50%, 11/15/06	58,500,000	58,006,377
2.875%, 11/30/06	350,000,000	345,488,150
3.125%, 1/31/07	400,000,000	394,359,200
3.375%, 2/15/08	200,000,000	194,796,800
3.75%, 5/15/08	350,000,000	342,480,600
3.625%, 7/15/09	375,000,000	361,435,500
3.375%, 9/15/09	300,000,000	286,312,500

		2,330,271,827
GOVERNMENT AGENCY: 0.9%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	4,535,762	4,991,969
Small Business Administration (504)
Series 96-20L, 6.70%, 12/1/16	3,074,558	3,157,812
Series 97-20F, 7.20%, 6/1/17	5,046,977	5,242,071
Series 97-20I, 6.90%, 9/1/17	6,216,008	6,429,328
Series 98-20D, 6.15%, 4/1/18	8,559,218	8,720,448
Series 98-20I, 6.00%, 9/1/18	3,932,074	3,994,735
Series 99-20F, 6.80%, 6/1/19	5,871,015	6,101,705
Series 00-20D, 7.47%, 4/1/20	15,894,338	16,770,976
Series 00-20E, 8.03%, 5/1/20	6,745,259	7,265,231
Series 00-20G, 7.39%, 7/1/20	10,118,389	10,701,663
Series 00-20I, 7.21%, 9/1/20	6,276,448	6,648,499
Series 01-20E, 6.34%, 5/1/21	15,058,676	15,571,765
Series 01-20G, 6.625%, 7/1/21	11,390,302	11,907,631
Series 03-20J, 4.92%, 10/1/23	23,342,865	22,603,637
Series 05-20F, 4.57%, 6/1/25	47,506,642	44,574,983
Series 05-20K, 5.36%, 11/1/25	38,326,000	37,855,790

		212,538,243

		2,542,810,070
MORTGAGE-RELATED SECURITIES: 12.3%
FEDERAL AGENCY CMO & REMIC: 1.5%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.21%, 2/15/25	1,486,697	1,538,243
Trust 1995-2C 3A, 8.793%, 6/15/25	842,918	905,519
Fannie Mae
Trust 1992-4H, 7.50%, 2/25/07	385,771	387,264
SMBS I-1, 6.50%, 4/1/09	58,345	58,418
Trust 2003-37 HA, 5.00%, 7/25/13	38,991,150	38,848,879
Trust (GN) 1994-13J, 7.00%, 6/17/22	943,333	944,485
Trust 1993-207 G, 6.15%, 4/25/23	4,924,027	4,942,221
Trust 2002-73 PM, 5.00%, 12/25/26	33,245,990	33,050,587
Trust 2002-33 A1, 7.00%, 6/25/32	7,099,917	7,315,137
Trust 2005-W4 1A2, 6.50%, 8/25/35	44,984,296	45,508,507
Trust 2001-T7 A1, 7.50%, 2/25/41	6,986,230	7,213,049
Trust 2001-T8 A1, 7.50%, 7/25/41	7,603,716	7,874,936
Trust 2001-W3 A, 7.00%, 9/25/41	2,969,506	3,038,290
Trust 2002-W6 2A1, 7.00%, 6/25/42	7,121,489	7,312,843

Portfolio of Investments (unaudited)	March 31, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Fannie Mae (continued)
Trust 2002-W8 A2, 7.00%, 6/25/42	$8,015,229	$8,211,964
Trust 2003-W2 1A1, 6.50%, 7/25/42	15,462,222	15,637,112
Trust 2003-W2 1A2, 7.00%, 7/25/42	6,184,887	6,306,842
Trust 2003-W4 4A, 7.50%, 10/25/42	9,215,053	9,540,674
Trust 2004-T1 1A2, 6.50%, 1/25/44	13,464,687	13,705,997
Trust 2004-W2 5A, 7.50%, 3/25/44	36,096,610	37,633,503
Freddie Mac
Series 1236 H, 7.25%, 4/15/07	547,276	550,719
Series 1512 I, 6.50%, 5/15/08	1,763,622	1,769,354
Series 1539 PL, 6.50%, 5/15/08	733,919	734,957
Series 2100 GS, 6.50%, 12/15/13	11,585,224	11,820,679
Series 2430 UC, 6.00%, 9/15/16	20,380,246	20,554,978
Series 1078 GZ, 6.50%, 5/15/21	1,470,036	1,489,359
Series (GN) 16 PK, 7.00%, 8/25/23	17,171,339	17,528,515
Series 2550 QP, 5.00%, 3/15/26	20,846,475	20,742,018
Series T-051 1A, 6.50%, 9/25/43	762,981	776,095
Series T-59 1A1, 6.50%, 10/25/43	44,149,824	44,460,100

		370,401,244
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 10.8%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	42,796,969	43,318,508
Fannie Mae, 15 Year
5.50%, 1/1/14-12/1/19	323,591,131	322,449,577
6.00%, 12/1/13-6/1/19	658,850,591	667,698,703
6.50%, 1/1/13-11/1/18	239,658,216	245,207,144
7.00%, 12/1/07-11/1/18	27,755,543	28,497,249
7.50%, 9/1/15-8/1/17	80,266,885	84,003,947
Fannie Mae, 20 Year
6.50%, 1/1/22	12,048,917	12,306,446
Fannie Mae, 30 Year
6.00%, 4/1/35-6/1/35	470,583,535	470,996,971
6.50%, 12/1/32	252,849,247	258,692,454
7.50%, 9/1/07-7/1/19	362,588	366,923
8.00%, 1/1/09	127,868	129,866
Fannie Mae Multifamily DUS
Pool 555728, 4.019%, 8/1/13	429,000	395,577
Pool 555162, 4.834%, 1/1/13	17,823,983	17,249,489
Pool 555316, 4.873%, 2/1/13	5,955,410	5,780,878
Pool 760762, 4.89%, 4/1/12	16,115,000	15,817,415
Pool 735387, 4.924%, 4/1/15	14,073,130	13,584,906
Pool 555148, 4.963%, 1/1/13	5,398,609	5,262,647
Pool 555806, 5.105%, 10/1/13	3,950,330	3,870,282
Pool 461628, 5.32%, 4/1/14	10,674,628	10,556,147
Pool 545316, 5.636%, 12/1/11	5,208,987	5,243,535
Pool 323350, 5.65%, 11/1/08	2,030,935	2,031,138
Pool 545387, 5.863%, 1/1/12	9,337,063	9,494,632
Pool 545258, 5.937%, 11/1/11	1,323,428	1,349,034
Pool 380735, 5.965%, 10/1/08	20,447,093	20,590,553
Pool 323492, 5.99%, 1/1/09	4,871,648	4,908,932
Pool 545685, 6.017%, 4/1/12	30,617,897	31,252,858
Freddie Mac, 30 Year
7.25%, 1/1/08	271	271
8.00%, 2/1/08-11/1/10	235,220	238,132

	PAR VALUE	VALUE
Freddie Mac, 30 Year (continued)
8.25%, 2/1/17	$18,652	$18,794
8.75%, 5/1/10	46,422	48,063
Freddie Mac Gold, 15 Year
5.50%, 8/1/14-1/1/17	43,417,973	43,253,934
6.00%, 10/1/13-10/1/18	207,134,495	209,601,915
6.50%, 7/1/14-9/1/18	97,843,165	99,783,065
7.00%, 5/1/08-4/1/15	4,175,237	4,248,672
7.75%, 7/25/21	1,645,004	1,731,015
Freddie Mac Gold, 30 Year
7.47%, 3/17/23	538,947	563,192
8.50%, 1/1/23	188,650	195,462
Ginnie Mae, 30 Year
7.50%, 1/15/08-10/15/25	6,864,038	7,152,106
7.97%, 4/15/20-1/15/21	3,121,700	3,314,413

		2,651,204,845
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp.
7.70%, 12/25/24	5,354,866	5,518,367

		3,027,124,456
CORPORATE: 10.3%
FINANCIALS: 1.8%
BankAmerica Capital II(c) 8.00%, 12/15/26, callable 2006	17,355,000	18,291,805
BankAmerica Capital Trust VI(c) 5.625%, 3/8/35	10,000,000	9,293,830
Boston Properties, Inc.
6.25%, 1/15/13	44,290,000	45,570,690
5.625%, 4/15/15	29,500,000	28,991,066
5.00%, 6/1/15	2,890,000	2,708,730
Citicorp Capital Trust I(c) 7.933%, 2/15/27, callable 2007	12,540,000	13,257,275
Citigroup, Inc. (First Nationwide) 10.00%, 10/1/06	4,945,000	5,053,325
EOP Operating Limited Partnership(f)
8.10%, 8/1/10	10,000,000	10,860,130
7.00%, 7/15/11	29,675,000	31,223,204
6.75%, 2/15/12	19,933,000	20,776,505
5.875%, 1/15/13	41,205,000	40,987,644
4.75%, 3/15/14	15,000,000	13,813,890
JPMorgan Chase (Bank One) Capital III(c) 8.75%, 9/1/30	23,760,000	30,599,744
Safeco Corp.
4.875%, 2/1/10	15,131,000	14,771,049
7.25%, 9/1/12	13,672,000	14,826,901
St. Paul Travelers Companies, Inc.
8.125%, 4/15/10	19,885,000	21,617,143
5.00%, 3/15/13	10,250,000	9,849,491
5.50%, 12/1/15	9,160,000	8,960,239
UnumProvident Corp.
7.625%, 3/1/11	29,875,000	31,693,551
6.85%, 11/15/15(d)	10,200,000	10,369,687
7.19%, 2/1/28	8,500,000	7,999,647

Portfolio of Investments (unaudited)	March 31, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
UnumProvident Corp. (continued)
6.75%, 12/15/28	$23,830,000	$22,759,056
7.375%, 6/15/32	13,665,000	13,858,770
UnumProvident Corp. (Provident Companies, Inc.) 7.25%, 3/15/28	12,130,000	12,192,967

		440,326,339
INDUSTRIALS: 8.1%
Amerada Hess Corp. 7.875%, 10/1/29	26,780,000	31,183,757
AT&T Corp.
9.05%, 11/15/11	27,972,000	30,237,984
9.75%, 11/15/31	97,500,000	116,421,142
CIGNA Corp.
7.00%, 1/15/11	14,705,000	15,528,304
6.375%, 10/15/11	17,820,000	18,435,663
7.65%, 3/1/23	9,745,000	10,778,067
7.875%, 5/15/27	12,970,000	14,999,234
8.30%, 1/15/33	9,050,000	10,794,750
Comcast Corp.
5.30%, 1/15/14	63,050,000	59,949,201
5.85%, 11/15/15	26,500,000	25,980,096
5.90%, 3/15/16	13,960,000	13,690,432
Cox Communications, Inc.
5.45%, 12/15/14	75,530,000	71,613,316
5.50%, 10/1/15	15,265,000	14,423,318
Dillard’s, Inc.
7.375%, 6/1/06	25,275,000	25,306,594
6.30%, 2/15/08	6,000,000	5,985,000
7.85%, 10/1/12	14,000,000	14,385,000
7.13%, 8/1/18	4,956,000	4,732,980
7.875%, 1/1/23	6,860,000	6,637,050
7.75%, 7/15/26	50,000	47,500
7.75%, 5/15/27	550,000	522,500
7.00%, 12/1/28	15,486,000	13,859,970
Dow Chemical Co.
4.027%, 9/30/09(d)	33,950,000	32,258,883
6.00%, 10/1/12	5,800,000	5,938,951
7.375%, 11/1/29	35,170,000	40,589,662
Electronic Data Systems Corp. 6.50%, 8/1/13	44,885,000	45,645,397
Federated Department Stores, Inc. (May Department Stores Co.)
7.625%, 8/15/13	5,900,000	6,449,862
7.45%, 10/15/16	9,300,000	10,113,769
8.50%, 6/1/19	3,339,000	3,959,096
7.875%, 3/1/30	14,335,000	16,234,058
6.90%, 1/15/32	54,484,000	56,835,094
6.70%, 7/15/34	3,650,000	3,710,126
8.125%, 8/15/35, callable 2015	12,825,000	13,727,187
7.875%, 8/15/36, callable 2016	10,440,000	11,073,155
Ford Motor Credit Co.
7.375%, 2/1/11	101,465,000	93,344,147
7.25%, 10/25/11	163,640,000	149,113,841
GMAC
7.75%, 1/19/10	27,035,000	26,359,422
6.875%, 9/15/11	173,670,000	161,874,160

	PAR VALUE	VALUE
HCA, Inc.
8.75%, 9/1/10	$27,750,000	$30,099,398
7.875%, 2/1/11	23,798,000	25,044,492
6.95%, 5/1/12	14,090,000	14,226,109
6.30%, 10/1/12	11,400,000	11,126,890
6.25%, 2/15/13	34,250,000	33,223,459
6.75%, 7/15/13	27,400,000	27,299,963
5.75%, 3/15/14	13,420,000	12,555,980
6.50%, 2/15/16	12,000,000	11,691,084
Health Net, Inc. 9.875%, 4/15/11	55,170,000	62,576,462
Hewlett-Packard Co. 5.50%, 7/1/07	21,210,000	21,207,009
International Paper Co. 5.25%, 4/1/16	10,665,000	9,843,998
Lockheed Martin Corp.
7.65%, 5/1/16	18,500,000	21,197,319
7.75%, 5/1/26	8,500,000	10,133,386
8.50%, 12/1/29	7,000,000	9,088,380
Raytheon Co. 6.75%, 8/15/07	20,476,000	20,796,511
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	99,945,000	108,874,386
7.70%, 5/1/32	70,590,000	77,628,670
Wellpoint, Inc. 5.25%, 1/15/16	44,305,000	42,725,217
Wyeth
5.50%, 3/15/13	24,500,000	24,221,876
5.50%, 2/1/14	70,724,000	69,784,219
Wyeth (American Home Products) 6.95%, 3/15/11	7,950,000	8,428,701
Xerox Corp.
7.125%, 6/15/10	18,425,000	19,069,875
6.875%, 8/15/11	125,880,000	129,184,350
6.40%, 3/15/16	10,000,000	9,925,000
7.20%, 4/1/16	10,100,000	10,630,250

		2,003,321,652
TRANSPORTATION: 0.4%
Burlington Northern Santa Fe Railway
8.251%, 1/15/21	1,444,871	1,684,517
4.967%, 4/1/23	12,065,000	11,798,355
Consolidated Rail Corp.
6.76%, 5/25/15, callable 2005	4,173,701	4,328,211
CSX Transportation, Inc. 9.75%, 6/15/20	5,351,000	7,124,840
FedEx Corp. 6.72%, 1/15/22	5,591,956	5,919,365
Norfolk Southern Corp. 9.75%, 6/15/20	7,389,000	9,914,568
Union Pacific Corp.
6.125%, 1/15/12	10,220,000	10,495,020
5.375%, 5/1/14	2,935,000	2,883,470
6.33%, 1/2/20	36,400,666	37,560,756

		91,709,102

		2,535,357,093

TOTAL FIXED-INCOME SECURITIES (Cost $8,187,362,172)		8,105,291,619

Portfolio of Investments (unaudited)	March 31, 2006

SHORT-TERM INVESTMENTS: 4.2%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$123,258,685	$123,258,685
State Street Repurchase Agreement 4.05%, 4/3/06, maturity value $781,433,645 (collateralized by U.S. Treasury Securities, value $796,797,290, 0.00%-4.625%, 6/22/06-2/29/08)	781,170,000	781,170,000
U.S. Treasury Bills, 4/13/06	150,000,000	149,802,250

TOTAL SHORT-TERM INVESTMENTS (Cost $1,054,230,935)		1,054,230,935

TOTAL INVESTMENTS (Cost $20,090,577,268)	99.7%	24,524,732,112
OTHER ASSETS LESS LIABILITIES	0.3%	70,883,304

TOTAL NET ASSETS	100.0%	$24,595,615,416

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, all such securities in total represented $42,628,570 or 0.2% of total net assets.
(e)	Rounds to 0.0%
(f)	EOP Operating LP is the operating partnership of Equity Office Properties Trust.

When two issuers are identified, the first name refers to the acquirer or successor obligor, and the second name (within the parentheses) refers to the original issuer of the instrument.

ADR: American Depository Receipt

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed-income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $4,434,154,844, of which $4,634,740,957 represented appreciated securities and $200,586,113 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX INCOME FUND

Portfolio of Investments (unaudited) March 31, 2006

FIXED-INCOME SECURITIES: 97.7%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT AGENCY: 30.4%
U.S. TREASURY: 27.6%
U.S. Treasury Notes
4.625%, 5/15/06	$385,000,000	$384,939,940
6.625%, 5/15/07	315,000,000	320,906,250
3.00%, 11/15/07	475,000,000	461,380,800
3.125%, 10/15/08	125,000,000	119,970,750
3.25%, 1/15/09	400,000,000	383,718,800
3.625%, 7/15/09	435,000,000	419,265,180
3.375%, 9/15/09	275,000,000	262,453,125
3.50%, 11/15/09	425,000,000	406,406,250

		2,759,041,095
GOVERNMENT AGENCY: 2.8%
Small Business Administration (504)
Series 91-20K, 8.25%, 11/1/11	613,383	639,199
Series 92-20B, 8.10%, 2/1/12	348,047	362,871
Series 92-20C, 8.20%, 3/1/12	1,055,193	1,102,586
Series 92-20D, 8.20%, 4/1/12	713,256	743,954
Series 92-20G, 7.60%, 7/1/12	1,233,344	1,278,318
Series 92-20H, 7.40%, 8/1/12	916,931	948,120
Series 92-20I, 7.05%, 9/1/12	1,064,062	1,094,921
Series 92-20J, 7.00%, 10/1/12	1,687,003	1,732,278
Series 92-20K, 7.55%, 11/1/12	1,874,751	1,941,693
Series 92-20L, 7.45%, 12/1/12	924,038	956,171
Series 93-20B, 7.00%, 2/1/13	1,154,580	1,187,600
Series 93-20C, 6.50%, 3/1/13	3,528,574	3,601,439
Series 93-20D, 6.75%, 4/1/13	1,513,685	1,549,374
Series 93-20E, 6.55%, 5/1/13	4,768,880	4,867,606
Series 93-20F, 6.65%, 6/1/13	1,789,975	1,830,472
Series 93-20L, 6.30%, 12/1/13	2,939,753	2,989,794
Series 94-20L, 6.50%, 1/1/14	2,817,085	2,875,250
Series 94-20D, 7.70%, 4/1/14	1,026,179	1,059,553
Series 94-20E, 7.75%, 5/1/14	2,648,196	2,754,238
Series 94-20F, 7.60%, 6/1/14	1,782,558	1,850,979
Series 94-20G, 8.00%, 7/1/14	1,107,706	1,157,761
Series 94-20H, 7.95%, 8/1/14	1,231,730	1,287,335
Series 94-20I, 7.85%, 9/1/14	1,597,641	1,668,367
Series 94-20K, 8.65%, 11/1/14	1,173,320	1,235,860
Series 94-20L, 8.40%, 12/1/14	1,150,187	1,208,554
Series 95-20A, 8.50%, 1/1/15	420,025	442,317
Series 95-20C, 8.10%, 3/1/15	897,741	941,460
Series 97-20E, 7.30%, 5/1/17	1,993,005	2,072,574
Series 97-20J, 6.55%, 10/1/17	2,630,255	2,699,995
Series 98-20C, 6.35%, 3/1/18	10,203,963	10,444,886
Series 98-20H, 6.15%, 8/1/18	3,625,499	3,696,745
Series 98-20L, 5.80%, 12/1/18	2,199,427	2,223,322
Series 99-20C, 6.30%, 3/1/19	2,475,338	2,537,709
Series 99-20G, 7.00%, 7/1/19	5,899,535	6,166,069
Series 99-20I, 7.30%, 9/1/19	1,929,120	2,034,633
Series 01-20G, 6.625%, 7/1/21	13,419,300	14,028,783
Series 01-20L, 5.78%, 12/1/21	33,598,644	34,054,524
Series 02-20L, 5.10%, 12/1/22	7,988,388	7,833,641
Series 04-20L, 4.87%, 12/1/24	8,767,161	8,417,797

	PAR VALUE	VALUE
Small Business Administration (continued)
Series 05-20B, 4.625%, 2/1/25	$11,343,034	$10,698,454
Series 05-20C, 4.95%, 3/1/25	7,697,146	7,491,928
Series 05-20E, 4.84%, 5/1/25	22,579,964	21,600,915
Series 05-20G, 4.75%, 7/1/25	19,613,096	18,624,132
Series 05-20I, 4.76%, 9/1/25	23,051,788	21,877,784
Series 06-20A, 5.21%, 1/1/26	22,492,000	21,984,850
Series 06-20B, 5.35%, 2/1/26	6,430,000	6,340,588
Series 06 20C, 5.57%, 3/1/26	33,230,000	33,224,085

		281,361,484

		3,040,402,579
MORTGAGE-RELATED SECURITIES: 36.3%
FEDERAL AGENCY CMO & REMIC: 4.9%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	539,957	570,999
Trust 1997-2Z, 7.50%, 6/15/27	43,042,010	44,872,122
Trust 1998-1 1A, 8.152%, 10/15/27	1,550,832	1,625,915
Fannie Mae
Trust 1994-28 H, 6.25%, 3/25/23	24,440	24,357
Trust 1994-72 J, 6.00%, 6/25/23	9,000,000	9,046,279
Trust 1998-58 PX, 6.50%, 9/25/28	3,929,937	4,019,018
Trust 1998-58 PC, 6.50%, 10/25/28	21,899,831	22,397,827
Trust 2002-33 A1, 7.00%, 6/25/32	7,714,282	7,948,125
Trust 2001-T4 A1, 7.50%, 7/25/41	6,536,152	6,763,801
Trust 2001-T10 A1, 7.00%, 12/25/41	10,992,319	11,283,064
Trust 2002-90 A1, 6.50%, 6/25/42	14,573,658	14,748,726
Trust 2002-W6 2A1, 7.00%, 6/25/42	12,569,998	12,907,752
Trust 2002-W8 A2, 7.00%, 6/25/42	6,445,534	6,603,741
Trust 2003-W2 1A2, 7.00%, 7/25/42	39,981,068	40,769,423
Trust 2003-W4 3A, 7.00%, 10/25/42	11,810,205	12,091,184
Trust 2003-07 A1, 6.50%, 12/25/42	16,809,170	17,065,737
Trust 2003-W1 1A1, 6.50%, 12/25/42	24,829,680	25,146,273
Trust 2003-W1 2A, 7.50%, 12/25/42	11,504,049	11,910,865
Trust 2004-W2 5A, 7.50%, 3/25/44	57,074,137	59,504,194
Trust 2004-W8 3A, 7.50%, 6/25/44	30,919,650	32,203,691
Trust 2005-W1 1A3, 7.00%, 10/25/44	29,367,381	29,919,532
Trust 2001-79 BA, 7.00%, 3/25/45	3,643,560	3,717,371
Trust 2006-W1 1A1, 6.50%, 12/25/45	3,830,233	3,903,390
Trust 2006-W1 1A2, 7.00%, 12/25/45	25,394,229	26,274,901
Trust 2006-W1 1A3, 7.50%, 12/25/45	405,938	425,537
Trust 2006-W1 1A4, 8.00%, 12/25/45	30,009,907	31,799,698
Freddie Mac
Series 1565 G, 6.00%, 8/15/08	2,562,745	2,572,130
Series 1601 PJ, 6.00%, 10/15/08	12,053,468	12,098,514
Series (GN) 37 I, 6.00%, 6/17/22	2,953,193	2,952,093
Series 2439 LG, 6.00%, 9/15/30	14,839,258	14,930,623
Series T-48 1A, 7.063%, 7/25/33	11,182,819	11,427,589
Ginnie Mae
7.25%, 7/16/28	5,018,280	5,105,717

		486,630,188

Portfolio of Investments (unaudited) March 31, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 31.2%
Fannie Mae, 10 Year
5.88%, 9/1/12	$25,637,638	$26,138,850
Fannie Mae, 15 Year
5.50%, 9/1/14 - 12/1/18	378,736,237	377,026,515
6.00%, 4/1/13 - 12/1/19	731,558,323	741,679,360
6.50%, 11/1/12 - 11/1/18	260,315,567	266,512,165
7.00%, 7/1/08 - 12/1/11	2,771,197	2,829,484
7.50%, 11/1/14 - 8/1/17	28,233,703	29,525,410
8.00%, 8/1/10	60,759	61,448
Fannie Mae, 20 Year
6.50%, 4/1/19 - 10/1/24	83,681,189	85,840,601
Fannie Mae, 30 Year
6.00%, 2/1/34 - 7/1/35	747,999,895	748,622,672
6.50%, 12/1/32	230,252,734	235,573,748
7.00%, 4/1/32	5,183,540	5,344,837
7.50%, 9/1/07	185,505	186,778
8.00%, 1/1/12 - 8/1/22	283,059	291,436
Fannie Mae Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,570,000	12,924,885
Pool 555162, 4.834%, 1/1/13	17,442,041	16,879,857
Pool 555191, 4.843%, 2/1/13	19,632,233	19,002,860
Pool 555172, 5.588%, 12/1/12	4,085,775	4,106,253
Pool 545685, 6.017%, 4/1/12	29,166,234	29,771,090
Pool 545708, 6.056%, 5/1/12	2,570,802	2,634,727
Pool 545209, 6.125%, 10/1/11	44,044,532	45,194,754
Pool 545059, 6.226%, 5/1/11	22,940,661	23,594,076
Pool 323822, 6.511%, 7/1/09	6,256,875	6,406,609
Pool 160329, 7.15%, 10/1/15	6,172,753	6,618,830
Freddie Mac, 30 Year
6.00%, 2/15/30	1,777,147	1,776,001
7.25%, 1/1/08	351	351
7.50%, 10/1/08	5,586	5,627
8.00%, 1/1/08 - 8/1/09	29,588	29,786
8.25%, 5/1/09	138	138
Freddie Mac Gold, 15 Year
5.50%, 11/1/13 - 11/1/18	88,530,869	88,092,553
6.00%, 4/1/13 - 2/1/19	176,365,674	178,513,543
6.50%, 2/1/11 - 9/1/18	98,656,857	100,758,745
7.00%, 11/1/08 - 3/1/12	2,471,654	2,539,507
Freddie Mac Gold, 20 Year
6.50%, 7/1/21 - 4/1/22	6,152,381	6,304,317
Freddie Mac Gold, 30 Year
6.50%, 5/1/17	11,703,050	11,954,232
7.00%, 4/1/31	30,037,247	30,998,645
7.90%, 2/17/21	3,477,615	3,669,782
Ginnie Mae, 15 Year
7.00%, 4/15/09	898,131	913,403
Ginnie Mae, 30 Year
7.00%, 5/15/28	2,776,097	2,893,292
7.50%, 9/15/17 - 5/15/25	9,441,173	9,867,431
7.80%, 6/15/20 - 1/15/21	2,494,934	2,578,525

		3,127,663,123

	PAR VALUE	VALUE
PRIVATE LABEL CMO & REMIC SECURITIES: 0.2%
GSMPS Mortgage Loan Trust, Series 2004-4 1A4 8.50%, 6/25/34(b)	$18,449,006	$19,331,123

		3,633,624,434
ASSET-BACKED SECURITIES: 0.1%
PRIVATE LABEL CMO & REMIC SECURITIES: 0.1%
CA Infrastructure and Econ. Dev. Bank Special Purpose Trust PGE-1 Rate Reduction Ctf. 1997-1 A-7 6.42%, 9/25/08	2,028,256	2,036,899
CA Infrastructure and Econ. Dev. Bank Special Purpose Trust SCE-1 Rate Reduction Ctf. 1997-1 A-6 6.38%, 9/25/08	2,000,513	2,009,799

		4,046,698
CORPORATE: 30.9%
FINANCIALS: 5.2%
BankAmerica Capital II(a) 8.00%, 12/15/26, callable 2006	14,250,000	15,019,201
BankAmerica Capital Trust VI(a) 5.625%, 3/8/35	21,450,000	19,935,265
Boston Properties, Inc.
6.25%, 1/15/13	50,036,000	51,482,841
5.625%, 4/15/15	34,195,000	33,605,068
5.00%, 6/1/15	8,650,000	8,107,446
Citicorp Capital Trust I(a) 7.933%, 2/15/27, callable 2007	6,375,000	6,739,644
Citicorp Capital Trust II(a) 8.015%, 2/15/27, callable 2007	10,300,000	10,900,078
Citigroup, Inc. (First Nationwide) 10.00%, 10/1/06	4,065,000	4,154,048
EOP Operating Limited Partnership(c)
7.00%, 7/15/11	33,470,000	35,216,197
5.875%, 1/15/13	37,700,000	37,501,133
4.75%, 3/15/14	83,475,000	76,874,298
JPMorgan Chase (Bank One) Capital III(a) 8.75%, 9/1/30	19,130,000	24,636,915
Safeco Corp.
4.875%, 2/1/10	15,115,000	14,755,429
7.25%, 9/1/12	17,873,000	19,382,768
St. Paul Travelers Companies, Inc.
8.125%, 4/15/10	21,425,000	23,291,289
5.00%, 3/15/13	16,295,000	15,658,289
5.50%, 12/1/15	11,135,000	10,892,168
UnumProvident Corp.
7.625%, 3/1/11	40,405,000	42,864,533
6.85%, 11/15/15(b)	11,700,000	11,894,641
7.19%, 2/1/28	11,640,000	10,954,811
7.375%, 6/15/32	29,670,000	30,090,721
UnumProvident Corp. (Provident Companies, Inc.) 7.25%, 3/15/28	19,835,000	19,937,963

		523,894,746

Portfolio of Investments (unaudited) March 31, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
INDUSTRIALS: 24.5%
Amerada Hess Corp. 7.875%, 10/1/29	$33,870,000	$39,439,651
AT&T Corp.
9.05%, 11/15/11	37,705,000	40,759,444
9.75%, 11/15/31	113,325,000	135,317,189
CIGNA Corp.
7.00%, 1/15/11	13,565,000	14,324,477
6.375%, 10/15/11	28,650,000	29,639,829
7.65%, 3/1/23	3,330,000	3,683,013
7.875%, 5/15/27	27,615,000	31,935,532
8.30%, 1/15/33	4,925,000	5,874,491
Comcast Corp.
5.30%, 1/15/14	74,525,000	70,859,860
5.85%, 11/15/15	24,700,000	24,215,411
5.90%, 3/15/16	28,525,000	27,974,182
Cox Communications, Inc. 5.45%, 12/15/14	104,495,000	99,076,307
Dillard’s, Inc.
7.375%, 6/1/06	4,875,000	4,881,094
6.625%, 11/15/08	4,985,000	4,997,463
7.13%, 8/1/18	23,715,000	22,647,825
7.75%, 7/15/26	21,075,000	20,021,250
7.75%, 5/15/27	12,373,000	11,754,350
7.00%, 12/1/28	28,825,000	25,798,375
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	51,392,818
6.00%, 10/1/12	9,600,000	9,829,987
7.375%, 11/1/29	29,514,000	34,062,078
Electronic Data Systems Corp. 6.50%, 8/1/13	60,340,000	61,362,220
Federated Department Stores, Inc. (May Department Stores Co.)
7.625%, 8/15/13	7,105,000	7,767,165
7.60%, 6/1/25	13,500,000	14,798,444
6.70%, 9/15/28	12,950,000	13,009,207
8.75%, 5/15/29	39,997,000	49,287,663
7.875%, 3/1/30	34,645,000	39,234,666
6.90%, 1/15/32	15,465,000	16,132,346
6.70%, 7/15/34	3,635,000	3,694,879
7.875%, 8/15/36, callable 2016	7,825,000	8,299,563
Ford Motor Credit Co.
5.80%, 1/12/09	30,250,000	27,626,024
7.375%, 10/28/09	10,100,000	9,495,343
7.375%, 2/1/11	61,365,000	56,453,591
7.25%, 10/25/11	217,580,000	198,265,641
General Electric Co. 5.00%, 2/1/13	34,994,000	34,038,699
GMAC 6.875%, 9/15/11	227,230,000	211,796,311
HCA, Inc.
8.75%, 9/1/10	54,595,000	59,217,176
7.875%, 2/1/11	33,675,000	35,438,829
6.25%, 2/15/13	30,230,000	29,323,946
6.75%, 7/15/13	28,883,000	28,777,548
5.75%, 3/15/14	28,675,000	26,828,817
6.50%, 2/15/16	19,690,000	19,183,120

	PAR VALUE	VALUE
Health Net, Inc. 9.875%, 4/15/11	$63,523,000	$72,050,836
Hewlett-Packard Co. 5.50%, 7/1/07	35,945,000	35,939,932
International Paper Co. 5.25%, 4/1/16	21,725,000	20,052,588
Lockheed Martin Corp.
7.65%, 5/1/16	15,025,000	17,215,660
8.50%, 12/1/29	16,684,000	21,661,505
Raytheon Co.
6.75%, 8/15/07	6,756,000	6,861,752
6.55%, 3/15/10	10,150,000	10,523,297
7.20%, 8/15/27	4,905,000	5,539,167
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	113,798,000	123,965,055
7.70%, 5/1/32	87,359,000	96,069,741
Wellpoint, Inc.
5.00%, 12/15/14	14,225,000	13,567,293
5.25%, 1/15/16	38,740,000	37,358,648
Wyeth
5.50%, 3/15/13	10,070,000	9,955,685
5.50%, 2/1/14	110,215,000	108,750,463
Wyeth (American Home Products) 6.95%, 3/15/11	8,155,000	8,646,045
Xerox Corp.
9.75%, 1/15/09	40,850,000	44,679,688
7.125%, 6/15/10	77,640,000	80,357,400
6.875%, 8/15/11	43,550,000	44,693,188
6.40%, 3/15/16	12,950,000	12,852,875
7.20%, 4/1/16	20,896,000	21,993,040

		2,451,249,682
TRANSPORTATION: 1.2%
Burlington Northern Santa Fe Railway
4.30%, 7/1/13	6,283,000	5,823,977
7.57%, 1/2/21	11,945,760	13,358,944
CSX Transportation, Inc. 9.75%, 6/15/20	10,072,000	13,410,838
FedEx Corp. 6.72%, 1/15/22	7,988,508	8,456,235
Norfolk Southern Corp. 9.75%, 6/15/20	13,908,000	18,661,768
Union Pacific Corp.
6.50%, 4/15/12	8,725,000	9,116,369
5.375%, 5/1/14	10,886,000	10,694,874
6.85%, 1/2/19	7,570,951	8,074,419
6.70%, 2/23/19	12,515,007	13,223,731
7.60%, 1/2/20	1,347,506	1,519,475
4.698%, 1/2/24	6,273,458	5,852,383
5.082%, 1/2/29	9,723,630	9,230,625

		117,423,638

		3,092,568,066

TOTAL FIXED-INCOME SECURITIES (Cost $9,882,046,483)		9,770,641,777

Portfolio of Investments (unaudited) March 31, 2006

SHORT-TERM INVESTMENTS: 1.6%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$50,103,351	$50,103,351
State Street Repurchase Agreement 4.05%, 4/3/06, maturity value $110,807,385 (collateralized by U.S. Treasury Securities, value $112,989,694, 4.625%, 3/31/08)	110,770,000	110,770,000

TOTAL SHORT-TERM INVESTMENTS (Cost $160,873,351)		160,873,351

TOTAL INVESTMENTS (Cost $10,042,919,834)	99.3%	9,931,515,128
OTHER ASSETS LESS LIABILITIES	0.7%	72,670,873

TOTAL NET ASSETS	100.0%	$10,004,186,001

(a)	Cumulative preferred security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, all such securities in total represented $82,618,582 or 0.8% of total net assets.
(c)	EOP Operating LP is the operating partnership of Equity Office Properties Trust.

When two issuers are identified, the first name refers to the acquirer or successor obligor, and the second name (within the parentheses) refers to the original issuer of the instrument.

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed-income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $111,404,706, of which $81,806,805 represented appreciated securities and $193,211,511 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant‘s principal executive officer and principal financial officer are aware of no changes in the registrant‘s internal control over financial reporting that occurred during the registrant‘s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/s/ HARRY R. HAGEY
Harry R. Hagey
Chairman – Principal Executive Officer
Date May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/s/ HARRY R. HAGEY
Harry R. Hagey
Chairman – Principal Executive Officer

By	/s/ JOHN M. LOLL
John M. Loll
Treasurer – Principal Financial Officer
Date May 16, 2006